RELATED PARTY TRANSACTIONS (Details) (USD $)	5 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended		5 Months Ended
	Apr. 30, 2011	Oct. 31, 2013	Apr. 30, 2013	Apr. 30, 2012	Dec. 17, 2010 Founder [Member]	Dec. 20, 2010 Founder [Member]	Apr. 30, 2011 Founder [Member]
Related Party Transaction [Line Items]
In kind contribution of services	$ 8,000	$ 10,400	$ 20,800	$ 20,800
Common stock issued for cash (in shares)					2,500,000	5,000,000
Common stock issued for cash	$ 82,250			$ 135,000	$ 250	$ 500
Equity issuance, per share amount					$ 0.0001	$ 0.0001	$ 0.0001